RISK MANAGEMENT - Identifiable collateral (Details) - Commercial lending portfolio [member] - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets, identifiable collateral, carrying amount	$ 37,408,911	$ 26,436,467
Financial assets, identifiable collateral, fair value	28,410,365	18,425,401
Twelve-month expected credit losses and lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of financial assets [line items]
Financial assets, identifiable collateral, carrying amount	34,004,844	23,484,250
Financial assets, identifiable collateral, fair value	25,569,949	15,996,375
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of financial assets [line items]
Financial assets, identifiable collateral, carrying amount	3,404,067	2,952,217
Financial assets, identifiable collateral, fair value	$ 2,840,416	$ 2,429,026